Segment Reporting - Schedule of Reconciliation of Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Segment Reporting Information [Line Items]
Consolidated total assets	$ 24,077	$ 21,659	$ 14,695
Reportable Segments
Segment Reporting Information [Line Items]
Consolidated total assets	24,148		14,974
Intersegment
Segment Reporting Information [Line Items]
Elimination of intersegment receivables Intersegment	$ (71)		$ (279)